Janus Investment Fund
Janus Henderson Asia Equity Fund
Janus Henderson Emerging Markets Fund
Janus Henderson Global Equity Income Fund
Janus Henderson Global Real Estate Fund
Janus Henderson International Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated October 28, 2022
to Currently Effective Prospectuses
Effective October 31, 2022, the prospectuses for the Funds are amended as follows:

1.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following paragraph is added after the fourth paragraph:
In selecting investments, the Fund also considers environmental, social, and governance (“ESG”) factors and a company’s management of ESG risks that may have a significant impact on the company’s growth, valuation, profits, cash flow, and dividends. Such factors may include corporate governance, human capital and diversity, climate change, disclosure transparency, and business ethics. The Fund evaluates ESG factors and risks, using third-party data and internally-generated analysis, which may include assessments of a company’s alignment with international commitments, a review of ESG investment risk reports, and corporate engagement. At the portfolio managers’ discretion, the Fund will engage with a company’s senior management to seek to better understand improvements in ESG reporting and disclosure, environmental performance, and strategic positioning in relation to key sustainability trends. The Fund may invest in companies whose ESG practices are evolving, with the expectation that these engagement efforts will result in improvements over time, and will consider selling a security if a company is not responsive to such engagement efforts. The Fund does not consider ESG factors and risks in managing the Fund’s exposure to cash and cash equivalents and certain derivatives, such as forward currency contracts used for hedging purposes.

2.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Equity Income Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. The portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.

3.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following paragraphs replace the seventh paragraph:
To identify the universe of investible securities for the Fund, the portfolio managers also apply negative screens, which incorporate third-party inputs, to seek to avoid investing in (i) REITs that are involved in the operation of prison facilities and (ii) issuers that are United Nations Global Compact violators. At the portfolio managers’ discretion, the Fund will engage with companies regarding the adoption, or commitment to adopt, emission reduction targets. Under normal circumstances, the Fund will invest at least 10% of the Fund’s assets in companies that have committed to such targets.
The portfolio managers will generally consider selling a security if they believe that its future prospects have been accurately reflected in the market price, the company no longer meets the social or environmental criteria noted above, or if their original investment thesis has changed.

4.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s prospectuses, the following risk factor is added:
ESG Investment Risk. Because the Fund considers environmental, social, and governance (“ESG”) factors in selecting securities, the Fund may perform differently than funds that do not consider ESG factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers within the real estate industry or real estate-related industries, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. ESG‑related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.

5.	Under “Principal Investment Strategies” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following paragraph is added after the second paragraph:
Certain sleeve portfolio managers integrate environmental, social, and governance (“ESG”) factors by incorporating ESG information into their investment process. The sleeve portfolio managers that integrate ESG factors focus on the ESG factors they consider most likely to have a material impact on the financial performance of an issuer, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. Such sleeve portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.

6.	Under “Principal Investment Risks” in the Fund Summary section of Janus Henderson International Opportunities Fund’s prospectuses, the following risk factor is added:
ESG Integration Risk. Certain sleeve portfolio managers integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result, the Fund may have different exposures to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which certain sleeve portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment policies.

7.
Under “Additional Investment Strategies and General Portfolio Policies – Security Selection” in the Additional Information about the Funds section of the Funds’ prospectuses the following paragraphs replace the corresponding paragraphs in their entirety:

Janus Henderson Asia Equity Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian issuers (excluding Japanese issuers). The portfolio managers employ both a “top‑down” and “bottom‑up” approach to select investments for the Fund. The top‑down approach involves a macro analysis of factors that include a country’s economic growth profile, the stages of a country’s development, and trends in a country’s governance and regulatory framework. The bottom‑up analysis focuses on fundamental research and considers, among other factors, a company’s valuation, growth potential, competitive positioning, projected future earnings, cash flows, governance, and dividends. The portfolio managers integrate ESG factors by incorporating ESG information into their investment process. The portfolio managers focus on the ESG factors they consider most likely to have a material impact on the financial performance of the issuer, which includes identifying material ESG risk factors attributable to a particular region, sector, industry, or issuer. The portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio. The Fund generally sells a stock when, in the portfolio managers’ opinion, there is a deterioration in the factors considered in selecting investments for the Fund, including changes in a country’s stage of development, governance, or regulatory framework. The Fund may also sell a stock when, in the portfolio managers’ opinion, a company’s fundamentals or a company’s revenue growth has slowed, or there has been changes in a company’s risk/reward potential.
Janus Henderson Emerging Markets Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in emerging market countries. The portfolio managers employ both a “top‑down” and “bottom‑up” approach to select investments for the Fund. The top‑down approach involves a macro analysis of factors that include an issuer’s economic growth profile, the stages of a country’s development, and trends in a country’s governance and regulatory framework. The bottom‑up analysis focuses on fundamental research and considers, among other factors, a company’s valuation, growth potential, competitive positioning, projected future earnings, cash flows, governance, and dividends. The portfolio managers integrate ESG factors by incorporating ESG information into their investment process. The portfolio managers focus on the ESG factors they consider most likely to have a material impact on the financial performance of the issuer, which includes identifying material ESG risk factors attributable to a particular region, sector, industry, or issuer. The portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio. The Fund generally sells a stock when, in the portfolio managers’ opinion, there is a deterioration in the factors considered in selecting investments for the Fund, including changes in a country’s stage of development, governance, or regulatory framework. The Fund may also sell a stock when, in the portfolio managers’ opinion, a company’s fundamentals or a company’s revenue growth has slowed, or there has been changes in a company’s risk/reward potential.
Janus Henderson Global Equity Income Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of income-producing equity securities, such as common and preferred dividend-paying stocks. In selecting investments, the portfolio managers primarily seek to identify companies with attractive long-term business prospects that generate cash and produce attractive levels of dividend income, and which are, in the opinion of the portfolio managers, undervalued or inexpensive relative to other similar investments. Security selection will be based upon an analysis of a broad range of metrics, including price to earnings ratios, balance sheet strength, valuation relative to asset values, return on equity, and a particular focus on cash flow generation and ability to service growing dividend streams in the medium term. For its investments in common stocks, the Fund seeks to invest in securities that the portfolio managers believe have the potential for growth of income and capital over time. The Fund also considers ESG factors and a company’s management of ESG risks that may have a significant impact on the company’s growth, valuation, profits, cash flow, and dividends in selecting investments. Such factors may include corporate governance, human capital and diversity, climate change, disclosure transparency, and business ethics. At the portfolio managers’ discretion, the Fund will engage with a company’s senior management to seek to better understand improvements in ESG reporting and disclosure, environmental performance, and strategic positions in relation to key sustainability trends. The Fund may invest in companies whose ESG practices are evolving, with the expectation that the engagement efforts will result in improvements over time, and may divest of companies if they are not responsive to such engagement efforts. The Fund will generally consider selling a security when, in the portfolio managers’ opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio mangers’ opinion, a superior investment opportunity arises or if it has become overvalued. Also, the Fund may consider selling a security as part of the Fund’s regional rotation trading strategy.
Janus Henderson Global Real Estate Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate-related companies. In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach that utilizes the portfolio managers’ knowledge of issuers in the Americas and the Asia Pacific, European, and Latin American regions. Factors that the portfolio managers consider in their fundamental analysis include a company’s balance sheet, valuation, strength of management, property markets and sectors, economics, and capital markets in seeking to determine the appropriate risk- adjusted return. To identify the universe of investible securities for the Fund, the portfolio managers also apply negative screens, which incorporate third-party inputs, to seek to avoid investing in (i) REITs that are involved in the operation of prison facilities and (ii) issuers that are United Nations Global Compact violators. At the portfolio managers’ discretion, the Fund will engage with companies regarding the adoption, or commitment to adopt, emission reduction targets. Under normal circumstances, the Fund will invest at least 10% of the Fund’s assets in companies that have committed to such targets. The portfolio managers will generally consider selling a security if they believe that its future prospects have been accurately reflected in the market price, the company no longer meets the social or environmental criteria noted above, or if their original investment thesis has changed.
Janus Henderson International Opportunities Fund pursues its investment objective by investing, under normal circumstances, approximately 70% of its net assets (plus any borrowings for investment purposes) in equity securities of non‑U.S. companies and in at least three different countries. Security selection may be based upon an analysis of a company’s valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company’s management and the unique competitive advantages of a company. Certain sleeve portfolio managers integrate ESG factors by incorporating ESG information into their investment process. The sleeve portfolio managers that integrate ESG factors focus on the ESG factors they consider most likely to have a material impact on the financial performance of an issuer, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. Such sleeve portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices.
The Fund generally sells a stock when, in the portfolio managers’ opinion, there is a deterioration in the company’s fundamentals, the company fails to meet performance expectation, the stock achieves its target price, its earnings are disappointing, or its revenue growth has slowed. The Fund may also sell a stock if the portfolio managers believe that negative country or regional factors may affect the company’s outlook, in the portfolio managers’ opinion, a superior investment opportunity arises or to meet cash requirements.

8.
Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information about the Funds section of the Funds’ prospectuses the following paragraph replaces the corresponding paragraph in its entirety:

Environmental, Social, and Governance (ESG) Factors
ESG Factors are a set of factors considered in employing Janus Henderson Global Equity Income Fund’s and Janus Henderson Global Sustainable Equity Fund’s investment strategies that include corporate governance, human capital and diversity, carbon footprint, and business ethics.

9.	Under “Risks of the Funds” in the Additional Information about the Funds section of the Funds’ prospectuses, the following information is added:
ESG Integration Risk. The portfolio managers of Janus Henderson Asia Equity Fund, Janus Henderson Emerging Markets Fund, Janus Henderson Global Equity Income Fund, and certain sleeve portfolio managers of Janus Henderson International Opportunities Fund integrate ESG factors by incorporating ESG information into the Funds’ investment process. As a result, the Funds may have different exposures to certain industries, sectors, or regions relative to their benchmark indexes and/or similar funds that do not consider ESG factors. This may in turn cause the Funds to underperform relative to their benchmark indexes or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the portfolio managers, including certain sleeve portfolio managers for Janus Henderson International Opportunities Fund, may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries. Further, the regulatory landscape regarding ESG investing in the United States is still developing and future rules and regulations may require the Funds to modify or alter their investment policies.

Please retain this Supplement with your records.

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